Organization and Principal Activities	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

We were formed in Delaware on July 12, 2004 as China Risk Finance LLC. We began our credit analytics service provider business in 2001. We developed our proprietary, advanced technology over the past 18 years, during which our founders and management team advised many of China’s largest banks in analyzing consumer credit to issue over one hundred million credit cards to consumers. On April 28, 2017, our ADSs commenced trading on the NYSE under the symbol “XRF.” In May 2017, we completed our IPO in which we sold a total of 11,500,000 of our ADSs, each representing ten Class A Ordinary Shares and listing of our ADSs on the NYSE. In the third quarter 2018, due to regulatory changes that made it cost-prohibitive, and in some ways very risky from the regulatory compliance perspective, to own and operate our legacy marketplace lending platform, we decided to cease the customer acquisition and loan facilitation at our legacy marketplace lending platform and started to transition our business to other industries.

On May 5, 2020, we entered into a set of agreements with Yong Bao Two Limited (“YBT”), the shareholders of YBT (the “YBT Shareholders”), eight individual investors introduced by YBT (collectively with the YBT Shareholders, the “Investors”) and True North Financial, LLC to acquire YBT, which controls its variable interest entity SOS Information Technology Co., Ltd.. The transaction was consummated on May 15, 2020. As a result, we now own 100% of YBT, which controls its variable interest entity, SOS Information Technology Co., Ltd.. The shares issued to the Investors were relied on exemption from registration in accordance with Regulation S and/or Rule 4(a)(2) under the Securities Act of 1933, as amended. Accordingly, we started our newly acquired data mining and targeted marketing services business through SOS Information.

On August 3, 2020, we entered into certain share purchase agreement (the “Disposition SPA”) with Hantu (Hangzhou) Asset Management Co., Ltd. (the “Purchaser”). Pursuant to the Disposition SPA, the Purchaser agreed to purchase CRF China Holding Co. Limited, a Hong Kong limited company, China Capital Financial LLC, a Delaware limited liability company, CRF China Limited, a British Virgin Islands company, CRF Technology LLC, a California limited liability company, and HML China LLC, a Delaware limited liability company (collectively, the “XRF Subsidiaries”) in exchange for cash consideration of $3.5 million. Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, the Purchaser will become the sole shareholder of the XRF Subsidiaries and as a result, assume all assets and liabilities of all the subsidiaries and variable interest entities owned or controlled by the XRF Subsidiaries. The Disposition closed on August 6, 2020. As a result of the Disposition, we ceased our legacy peer-to-peer lending business and have since focused on becoming a leading high-technology services business with services including marketing data, technology and solutions for insurance companies and emergency rescue services in China. We also changed our trading symbol to “SOS.”

We provide a wide range of data mining and analysis services to our corporate and individual members, including providing marketing data, technology and solutions for insurance companies, emergency rescue services, and insurance product and health care information portal in China. Our mission is to make it easier, safer and more efficient for our clients to obtain and process the data of their target customers.

We primarily address the large unmet demand for marketing-related data for clients such as insurance companies, financial institutions, medical institutions, healthcare providers and other service providers in the emergency rescue services industry by creating a SOS cloud emergency rescue service software as a service (SaaS) platform.

In 2020, we have launched our crypto mining business, and aim to start infrastructure services in blockchain security for our big data insurance marketing as well as provide insurance and banking services for digital assets and cryptocurrencies.

The accompanying consolidated financial statements reflect the activities of SOS Limited and each of the following entities:

Name	Background
SOS Information Technology New York Inc.	A New York company Incorporated on July 15, 2020 A holding company	SOS NY

Yong Bao Two Ltd.	A British Virgin Island company Incorporated on February 29, 2020 A holding company	YBT

Canada XX Exchange Ltd.	Digital asset exchange platform	Canada XX

US XX Exchange Ltd.	Digital asset exchange platform	US XX

Future Technology Global Ltd. (HK)	A 100% subsidiary of SOS Information Technology Co., Ltd.	Future Technology

FDW Limited	A 100% subsidiary of SOS Ltd.	FDW Limited

China SOS Ltd.	A Hong Kong limited liability company Incorporated on June 19, 2019 A holding company	China SOS

FD LLC	A 51% owned JV with Niagara Development LLC	FD LLC

Qingdao SOS Investment Management Co., Ltd.	A 100% subsidiary of China SOS Limited, a WOFE	WFOE

Qingdao SOS Investment LLP	A 99% subsidiary of Qingdao SOS Investment Management Co., Ltd.(PRC)	Qingdao SOS

SOS Auto Service Co., Ltd.	A 99% subsidiary of Qingdao SOS Investment Management Co., Ltd.(PRC)	Other Subsidiary

SOS Industrial Holding Co., Ltd.	A VIE of Qingdao SOS Management Consulting Co., Ltd.	VIE

Inner Mongolia SOS Insurance Agency Co., Ltd.	A 100% subsidiary of SOS Information Technology Co., Ltd, which operates insurance brokerage business within Inner Mongolia region	Other Subsidiary

Common Prosperity Technology Co., Ltd.	A 50% subsidiary of SOS International Trading Co., Ltd. and another 50% owned by Qingdao SOS Investment LLP	Other Subsidiary

SOS International Trading Co., Ltd.	A 100% subsidiary of SOS Information Technology Co., Ltd.	Other Subsidiary

SOS Ronghe Digital Technology Co., Ltd. (PRC)	A 69% subsidiary of SOS Information Technology Co,. Ltd.	Other Subsidiary

Weigou International Trading Co., Ltd.	A 99% subsidiary of Qingdao Investment LLP	Other Subsidiary

Shuyun International Trading Co., Ltd.	A 99% subsidiary of Qingdao Investment LLP	Other Subsidiary

Chexiaoer Technology Co., Ltd.	A 25% subsidiary of Qingdao Investment LLP and A 30% owned by SOS Auto Service Co., Ltd.	Other Subsidiary

Hebei S Cloud Enterprise Management Co., Ltd.	A 99% subsidiary of Future Digital Investment Ltd.(Hong Kong)	Other Subsidiary